Schedule of Property and Equipment Useful Life (Detail)	12 Months Ended
Oct. 31, 2012
Building | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	12 years
Furniture, Fixtures and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture, Fixtures and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Equipment Leased to Others | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Equipment Leased to Others | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years